19. Information on related parties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Related party income	$ 8,047	$ 5,296	$ 3,430
Related party expenses	395,214	211,347	88,187
Related party receivables	861	25,873	13,970
Related party payables	$ 24,583	13,553	2,564
Related party 1
Disclosure of transactions between related parties [line items]
Name of related party	Termoeléctrica José de San Martín S.A.
Related party income	$ 222	266	180
Related party expenses	0	0	0
Related party receivables	837	28	19
Related party payables	$ 0	0	0
Related party 2
Disclosure of transactions between related parties [line items]
Name of related party	Distribuidora de Gas Cuyana S.A.
Related party income	$ 0	0	0
Related party expenses	235,319	69,088	23,019
Related party receivables	0	0	0
Related party payables	$ 24,583	10,706	2,564
Related party 3
Disclosure of transactions between related parties [line items]
Name of related party	Distribuidora de Gas del Centro S.A.
Related party expenses	$ 0	0	92
Related party 4
Disclosure of transactions between related parties [line items]
Name of related party	Energía Sudamericana S.A.
Related party income	$ 0	0
Related party expenses	0	0
Related party receivables	0	384
Related party payables	$ 0	2,847
Related party 5
Disclosure of transactions between related parties [line items]
Name of related party	Transportadora de Gas del Mercosur S.A.
Related party income	$ 7,647	4,828	3,105
Related party expenses	0	0	0
Related party receivables	24	25,461	13,940
Related party payables	$ 0	0	0
Related party 6
Disclosure of transactions between related parties [line items]
Name of related party	RMPE Asociados S.A.
Related party income	$ 178	202	145
Related party expenses	159,895	142,259	65,076
Related party receivables	0	0	11
Related party payables	$ 0	$ 0	$ 0